CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement of Comprehensive Income [Abstract]
Net income	$ 257,593	$ 215,726	$ 53,437
Other comprehensive income (loss):
Unrealized gain (loss) on investments	35,802	22,264	(67,772)
Reclassification adjustments for (gain) on sale of available-for-sale securities included in other income	(63,813)	(129)	0
Total unrealized (losses) gains on investments	(28,011)	22,135	(67,772)
Income tax benefit (expense)	10,639	(8,409)	24,371
Other comprehensive income (loss), net of tax benefit (expense)	(17,372)	13,726	(43,401)
Comprehensive income (loss)	240,221	229,452	10,036
Less: comprehensive loss attributable to noncontrolling interest	(1,352)	(1,894)	(760)
Total comprehensive income attributable to SLM Corporation	$ 241,573	$ 231,346	$ 10,796